Filed with the Securities and Exchange Commission on June 28, 2019

File No. 33-21844

File No. 811-05555

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 83	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 84	☒

(Check appropriate box or boxes)

Sanford C. Bernstein Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: 1-212-756-4097

Emilie D. Wrapp, Esq.

AllianceBernstein L.P.

New York, New York 10105

(Name and address of agent for service)

Copy to:

Margery K. Neale, Esq.

P. Jay Spinola, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 22, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered: Shares of common stock, par value $0.001 per share.

This filing relates solely to AB Intermediate Duration Portfolio.

Explanatory Note

This Post-Effective Amendment No. 83 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 84 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Sanford C. Bernstein Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 22, 2019, the effectiveness of the Registration Statement for AB Intermediate Duration Portfolio (the “Portfolio”), filed in Post-Effective Amendment No. 82 on May 1, 2019, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 83 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 82 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Sanford C. Bernstein Fund, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of June, 2019.

SANFORD C. BERNSTEIN FUND, INC.

By:	/s/ Kathleen Fisher
Kathleen Fisher
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons, in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Director
Kathleen Fisher

*	Director
Bart Friedman

*	Director
R. Jay Gerken

*	Director
William Kristol

*	Director
Debra Perry

*	Director
Donald K. Peterson

/s/ Joseph J. Mantineo	Treasurer and Chief Financial Officer	June 28, 2019
Joseph J. Mantineo

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

By: /s/ Nancy E. Hay	June 28, 2019
Nancy E. Hay, Attorney-in-Fact